Unique ID	Loan Id	Rating	Type	Exception	Credit Comments	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors
625488702	XXX	Critical	Compliance	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $145.76 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
625488702	XXX	Non Critical	Compliance	[2] Affiliated Business Doc Missing
625488702	XXX	Non Critical	Compliance	[2] Initial GFE Missing
625488702	XXX	Non Critical	Compliance	[2] Initial TIL Missing
625488702	XXX	Non Critical	Credit	[2] Manufactured (Double-Wide)
625489010	XXX	Critical	Credit	[3] Missing Initial Application
625489010	XXX	Non Critical	Compliance	[2] HMDA-reportable rate spread (1/1/04-10/1/09)
625489010	XXX	Non Critical	Compliance	[2] Initial GFE Date not within 3 days of Initial Application Date
625489010	XXX	Non Critical	Compliance	[2] Initial TIL Missing